SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Schedule of Other Current Liabilities
Current liabilities:
	December 31,
	2012	2013

Director fees	44	10
Trade payables	78	63
Accrued expenses and other	49	55

	$171	$128

Schedule of Financial Income (Expenses), Net
Financial expenses, net

	Year ended December 31,
	2011	2012	2013

Financial expenses:
Change in fair value of investment in BioCancell and loss on sale of BioCancell shares	$(2,592)	$(799)	$-
Other	(6)	-	-

	(2,598)	(799)	-
Financial income:
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	51	19	-
Change in fair value of investment in BioCancell and loss on sale of BioCancell shares	-	-	574
Interest on convertible note	244	622	-
Other	-	-	5

	295	641	579

	$(2,303)	$(158)	$579